Consolidated statements of changes in shareholders' equity - EUR (€)	Equity attributable to owners of parent [member] Increase (decrease) due to application of IFRS 9 [member]	Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member] Increase (decrease) due to application of IFRS 9 [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member] Increase (decrease) due to application of IFRS 9 [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Non-controlling interests [member] Increase (decrease) due to application of IFRS 9 [member]	Non-controlling interests [member]	Reserves, non-controlling interests [member] Increase (decrease) due to application of IFRS 9 [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]	Increase (decrease) due to application of IFRS 9 [member]	Total
Effect of IFRS application | Increase (decrease) due to application of IFRS 15 [member]		€ 674,000,000					€ 674,000,000				€ 141,000,000		€ 141,000,000			€ 815,000,000
Balance after effect of IFRS application		31,581,000,000	€ 10,596,000,000	€ 16,790,000,000	€ 5,803,000,000		(2,470,000,000)		€ 862,000,000		2,501,000,000		2,226,000,000	€ 275,000,000		34,082,000,000
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2015		30,907,000,000	10,596,000,000	16,790,000,000	5,803,000,000		(3,144,000,000)		862,000,000		2,360,000,000		2,085,000,000	275,000,000		33,267,000,000
Equity at beginning of period (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2015																815,000,000
Equity at beginning of period at Dec. 31, 2015																€ 34,082,000,000
Equity at beginning of period (in shares) (Previously stated [member]) at Dec. 31, 2015																2,648,885,383
Equity at beginning of period (in shares) at Dec. 31, 2015																2,648,885,383
Consolidated comprehensive income		1,548,000,000					2,813,000,000		(1,265,000,000)		289,000,000		309,000,000	(20,000,000)		€ 1,837,000,000
Capital increase		113,000,000	44,000,000	69,000,000												€ 113,000,000
Capital increase (in shares)																11,171,216
Share-based compensation		52,000,000					52,000,000				6,000,000		6,000,000			€ 58,000,000
Purchase of treasury shares		1,000,000					1,000,000									1,000,000
Dividends		(1,596,000,000)					(1,596,000,000)				(259,000,000)		(259,000,000)			(1,855,000,000)
Subordinated notes issuance (remuneration)		(291,000,000)					(291,000,000)									(291,000,000)
Changes in ownership interests with no gain / loss of control		(94,000,000)					(94,000,000)				72,000,000		72,000,000			(22,000,000)
Changes in ownership interests with gain / loss of control		70,000,000					70,000,000				(13,000,000)		(13,000,000)			57,000,000
Other movements		(143,000,000)					(143,000,000)				8,000,000		8,000,000			(135,000,000)
Equity at end of period (Previously stated [member]) at Dec. 31, 2016																33,174,000,000
Equity at end of period (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2016																671,000,000
Equity at end of period at Dec. 31, 2016		31,241,000,000	10,640,000,000	16,859,000,000	5,803,000,000		(1,658,000,000)		(403,000,000)		2,604,000,000		2,349,000,000	255,000,000		€ 33,845,000,000
Equity at end of period (in shares) at Dec. 31, 2016																2,660,056,599
Consolidated comprehensive income		1,770,000,000					1,843,000,000		(73,000,000)		156,000,000		197,000,000	(41,000,000)		€ 1,926,000,000
Share-based compensation		8,000,000					8,000,000				(3,000,000)		(3,000,000)			5,000,000
Purchase of treasury shares		(5,000,000)					(5,000,000)									(5,000,000)
Dividends		(1,729,000,000)					(1,729,000,000)				(234,000,000)		(234,000,000)			(1,963,000,000)
Subordinated notes issuance (remuneration)		(282,000,000)					(282,000,000)									(282,000,000)
Changes in ownership interests with no gain / loss of control		(2,000,000)					(2,000,000)				2,000,000		2,000,000
Other movements		(26,000,000)					(26,000,000)				12,000,000		12,000,000			(14,000,000)
Equity at end of period (Previously stated [member]) at Dec. 31, 2017		30,488,000,000	10,640,000,000	16,859,000,000	5,803,000,000		(2,339,000,000)		(475,000,000)		2,454,000,000		2,242,000,000	212,000,000		32,942,000,000
Equity at end of period (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2017																570,000,000
Equity at end of period at Dec. 31, 2017		30,975,000,000	10,640,000,000	16,859,000,000	5,803,000,000		(1,851,000,000)		(476,000,000)		2,537,000,000		2,323,000,000	214,000,000	€ (23,000,000)	€ 33,512,000,000
Equity at end of period (in shares) at Dec. 31, 2017																2,660,056,599
Effect of IFRS application	€ (19,000,000)					€ 20,000,000		€ (39,000,000)		€ (4,000,000)		€ (4,000,000)			€ (23,000,000)
Balance after effect of IFRS application		30,956,000,000	10,640,000,000	16,859,000,000	5,803,000,000		(1,831,000,000)		(515,000,000)		2,533,000,000		2,319,000,000	214,000,000		€ 33,489,000,000
Consolidated comprehensive income		1,898,000,000					1,954,000,000		(56,000,000)		213,000,000		204,000,000	9,000,000		2,111,000,000
Share-based compensation		46,000,000					46,000,000				4,000,000		4,000,000			50,000,000
Purchase of treasury shares		(98,000,000)					(98,000,000)									(98,000,000)
Dividends		(1,860,000,000)					(1,860,000,000)				(246,000,000)		(246,000,000)			(2,106,000,000)
Subordinated notes issuance (remuneration)		(280,000,000)					(280,000,000)									(280,000,000)
Changes in ownership interests with no gain / loss of control		(3,000,000)					(3,000,000)				(9,000,000)		(9,000,000)			(12,000,000)
Changes in ownership interests with gain / loss of control											11,000,000		11,000,000			11,000,000
Other movements		10,000,000					10,000,000				74,000,000		74,000,000			84,000,000
Equity at end of period at Dec. 31, 2018		€ 30,669,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 5,803,000,000		€ (2,062,000,000)		€ (571,000,000)		€ 2,580,000,000		€ 2,357,000,000	€ 223,000,000		€ 33,249,000,000
Equity at end of period (in shares) at Dec. 31, 2018																2,660,056,599